Shareholder Report				1 Months Ended	5 Months Ended	12 Months Ended	29 Months Ended	96 Months Ended	116 Months Ended
	Jul. 31, 2024	Mar. 20, 2024	Sep. 01, 2023	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding	Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type						N-CSR
Amendment Flag						false
Registrant Name						NEUBERGER BERMAN ETF TRUST
Entity Central Index Key						0001506001
Entity Investment Company Type						N-1A
Document Period End Date						Aug. 31, 2024
C000234391
Shareholder Report [Line Items]
Fund Name						Carbon Transition & Infrastructure ETF
No Trading Symbol [Flag]						true
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.nb.com/en/us/products/etfs/carbon-transition-infrastructure-etf?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number						800.877.9700
Additional Information Email						fundinfo@nb.com
Additional Information Website						https://www.nb.com/en/us/products/etfs/carbon-transition-infrastructure-etf?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Carbon Transition & Infrastructure ETF	$61	0.55%

Expenses Paid, Amount						$ 61
Expense Ratio, Percent						0.55%
Line Graph [Table Text Block]
	Carbon Transition & Infrastructure ETF (at NAV) $11,947	MSCI All Country World Index (Net) $12,369
4/6/22	$10,000	$10,000
8/31/22	$9,621	$8,793
8/31/23	$9,689	$10,020
8/31/24	$11,947	$12,369

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 4/6/22
Carbon Transition & Infrastructure ETF (at NAV)	23.31%	7.68%
Carbon Transition & Infrastructure ETF (at Market Price)	22.83%	7.64%
MSCI All Country World Index (Net)	23.44%	9.24%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund since inception, including a comparison to a broad-based market index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit https://www.nb.com/en/us/products/etfs/carbon-transition-infrastructure-etf?section=performance.

As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.65%/0.55% (before and after the fee waiver, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Performance Inception Date							Apr. 06, 2022
AssetsNet				$ 32,370,644	$ 32,370,644	$ 32,370,644	$ 32,370,644	$ 32,370,644	$ 32,370,644
Holdings Count | Holding				40	40	40	40	40	40
Advisory Fees Paid, Amount						$ 151,214
InvestmentCompanyPortfolioTurnover						12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$32,370,644
Number of Portfolio Holdings	40
Portfolio Turnover Rate	12%
Total Investment Advisory Fees Paid	$151,214

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Linde PLC	5.6%
ABB Ltd.	5.3%
Constellation Energy Corp.	4.6%
Eaton Corp. PLC	4.6%
NextEra Energy, Inc.	4.1%
Schneider Electric SE	3.8%
Cheniere Energy, Inc.	3.7%
CRH PLC	3.7%
Quanta Services, Inc.	3.7%
First Solar, Inc.	3.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date			Sep. 01, 2023
C000243703
Shareholder Report [Line Items]
Fund Name						China Equity ETF
No Trading Symbol [Flag]						true
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.nb.com/en/us/products/etfs/china-equity-etf?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]						This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number						800.877.9700
Additional Information Email						fundinfo@nb.com
Additional Information Website						https://www.nb.com/en/us/products/etfs/china-equity-etf?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
China Equity ETF	$72	0.77%

Expenses Paid, Amount						$ 72
Expense Ratio, Percent						0.77%
Line Graph [Table Text Block]
	China Equity ETF (at NAV) $12,249	MSCI China All Shares Index (Net) $11,545	MSCI China A Onshore Index (Net) $12,274
8/31/14	$10,000	$10,000	$10,000
8/31/15	$10,215	$10,880	$14,003
8/31/16	$11,450	$10,998	$13,088
8/31/17	$15,853	$13,883	$14,602
8/31/18	$16,547	$12,754	$11,090
8/31/19	$16,375	$12,788	$12,351
8/31/20	$20,475	$17,645	$17,178
8/31/21	$23,228	$17,740	$19,325
8/31/22	$16,560	$13,424	$15,518
8/31/23	$13,894	$12,116	$13,511
8/31/24	$12,249	$11,545	$12,274

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
China Equity ETF (at NAV)	(11.84)%	(5.64)%	2.05%
China Equity ETF (at Market Price)	(11.77)%	(5.63)%	2.06%
MSCI China All Shares Index (Net)	(4.71)%	(2.02)%	1.45%
MSCI China A Onshore Index (Net)	(9.16)%	(0.13)%	2.07%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Prior to the Fund's listing on the NYSE Arca on October 16, 2023, the Institutional Class share net asset values ("NAV") of Neuberger Berman Greater China Equity Fund are used to represent both the NAV and market price return history of the Fund. The investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit https://www.nb.com/en/us/products/etfs/china-equity-etf?view-all-funds=equities&section=performance.

As stated in the Fund’s most recent prospectus, the estimated total annual operating expense ratios for fiscal year 2024 were 2.14%/0.74% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

The Fund compares its performance to the MSCI China A Onshore Index (Net) rather than the MSCI China All Shares Index (Net) because the MSCI China A Onshore Index (Net) has characteristics that are more representative of the Fund's investment strategy than the MSCI China All Shares Index (Net), which was used by the predecessor fund.

Material Change Date			Sep. 01, 2023
AssetsNet				$ 5,315,264	$ 5,315,264	$ 5,315,264	$ 5,315,264	$ 5,315,264	$ 5,315,264
Holdings Count | Holding				62	62	62	62	62	62
Advisory Fees Paid, Amount						$ 0
InvestmentCompanyPortfolioTurnover						231.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$5,315,264
Number of Portfolio Holdings	62
Portfolio Turnover Rate	231%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	4.2%
Contemporary Amperex Technology Co. Ltd. Class A	3.1%
Kweichow Moutai Co. Ltd. Class A	3.0%
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	2.9%
China Yangtze Power Co. Ltd. Class A	2.8%
Weichai Power Co. Ltd. Class A	2.4%
CMOC Group Ltd. Class A	2.4%
Sungrow Power Supply Co. Ltd. Class A	2.4%
Shenzhen Inovance Technology Co. Ltd. Class A	2.4%
Hangcha Group Co. Ltd. Class A	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/en/us/products/etfs/china-equity-etf?section=documents or upon request at 800.877.9700 or fundinfo@nb.com. Effective after the close of business on October 13, 2023, pursuant to an Agreement and Plan of Reorganization previously approved by the Board of Trustees, Neuberger Berman Greater China Equity Fund was reorganized into Neuberger Berman China Equity ETF. Neuberger Berman China Equity ETF is managed by the same investment adviser, NBIA, as its predecessor fund but has different principal investment strategies, no longer has a subadviser and does not have the same portfolio managers as the predecessor fund. In connection with the reorganization, the Fund's management fee changed to 0.60% of average net assets and its administration fee changed to 0.09% of average net assets and the contractual expense cap was changed to 0.74% of average net assets until 8/31/2027.

Material Fund Change Expenses [Text Block]
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/en/us/products/etfs/china-equity-etf?section=documents or upon request at 800.877.9700 or fundinfo@nb.com. Effective after the close of business on October 13, 2023, pursuant to an Agreement and Plan of Reorganization previously approved by the Board of Trustees, Neuberger Berman Greater China Equity Fund was reorganized into Neuberger Berman China Equity ETF. Neuberger Berman China Equity ETF is managed by the same investment adviser, NBIA, as its predecessor fund but has different principal investment strategies, no longer has a subadviser and does not have the same portfolio managers as the predecessor fund. In connection with the reorganization, the Fund's management fee changed to 0.60% of average net assets and its administration fee changed to 0.09% of average net assets and the contractual expense cap was changed to 0.74% of average net assets until 8/31/2027.

Accountant Change Date			Sep. 01, 2023
C000237927
Shareholder Report [Line Items]
Fund Name						Commodity Strategy ETF
No Trading Symbol [Flag]						true
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.nb.com/en/us/products/etfs/commodity-strategy-etf?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number						800.877.9700
Additional Information Email						fundinfo@nb.com
Additional Information Website						https://www.nb.com/en/us/products/etfs/commodity-strategy-etf?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commodity Strategy ETF	$64	0.65%

Expenses Paid, Amount						$ 64
Expense Ratio, Percent						0.65%
Line Graph [Table Text Block]
	Commodity Strategy ETF (at NAV) $10,277	Bloomberg Commodity Index $8,967
8/31/14	$10,000	$10,000
8/31/15	$6,980	$7,186
8/31/16	$6,369	$6,556
8/31/17	$6,707	$6,752
8/31/18	$7,110	$6,787
8/31/19	$6,722	$6,387
8/31/20	$6,167	$6,138
8/31/21	$8,691	$8,041
8/31/22	$10,556	$10,269
8/31/23	$10,582	$9,379
8/31/24	$10,277	$8,967

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Commodity Strategy ETF (at NAV)	(2.88)%	8.86%	0.27%
Commodity Strategy ETF (at Market Price)	(2.97)%	8.88%	0.28%
Bloomberg Commodity Index	(4.39)%	7.02%	(1.08)%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal years, including a comparison to a broad-based market index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Prior to the Fund's listing on the NYSE Arca on October 24, 2022, the Institutional Class net asset values ("NAV") of Neuberger Berman Commodity Strategy Fund are used to represent both the NAV and market price return history of the Fund. The investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit https://www.nb.com/en/us/products/etfs/commodity-strategy-etf?section=performance.

As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.77%/0.66% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

AssetsNet				$ 227,738,167	$ 227,738,167	$ 227,738,167	$ 227,738,167	$ 227,738,167	$ 227,738,167
Holdings Count | Holding				151	151	151	151	151	151
Advisory Fees Paid, Amount						$ 1,012,273
InvestmentCompanyPortfolioTurnover						83.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$227,738,167
Number of Portfolio Holdings	151
Portfolio Turnover Rate	83%
Total Investment Advisory Fees Paid	$1,012,273

Holdings [Text Block]

Top Commodity Holdings -  Long

(as a % of Total Notional Value)

Gold 100 Oz	16.5%
Primary Aluminum	14.7%
Zinc	8.5%
Brent Crude	7.9%
Nickel	7.9%
WTI Crude	7.3%
Copper	7.3%
Natural Gas	5.3%
Soybean	4.2%
Coffee 'c'	4.0%

Material Fund Change [Text Block]
Accountant Change Date			Sep. 01, 2023
C000251139
Shareholder Report [Line Items]
Fund Name				Core Equity ETF
No Trading Symbol [Flag]				true
Security Exchange Name				NYSEArca
Annual or Semi-Annual Statement [Text Block]				This annual shareholder report contains important information about the Fund for the period of July 31, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual				Annual Shareholder Report
Additional Information [Text Block]				You can find additional information about the Fund at https://www.nb.com/en/us/products/etfs/core-equity-etf?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number				800.877.9700
Additional Information Email				fundinfo@nb.com
Additional Information Website				https://www.nb.com/en/us/products/etfs/core-equity-etf?section=documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Core Equity ETF	$2	0.29%
Footnote	Description
Footnote*	Expenses for a full reporting period would be higher.

Expenses Paid, Amount				$ 2
Expense Ratio, Percent				0.29%
Average Annual Return [Table Text Block]

Average Annual Total Returns

Key Fund Statistics

Net Assets	$225,992,821
Number of Portfolio Holdings	196
Portfolio Turnover Rate	5%
Total Investment Advisory Fees Paid	$0
Since Inception 7/31/24
Core Equity ETF (at NAV)	2.18%
Core Equity ETF (at Market Price)	2.18%
S&P 500® Index	2.43%
Russell 1000® Index	2.37%

The table does not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit https://www.nb.com/en/us/products/etfs/core-equity-etf?section=performance.

As stated in the Fund’s most recent prospectus, the estimated total annual operating expense ratios for fiscal year 2024 were 0.88%/0.30% (before and after the reimbursement and fee waiver, respectively). Absent any applicable expense reimbursement and/or fee waivers, returns would have been lower.

Performance Inception Date				Jul. 31, 2024
AssetsNet				$ 225,992,821	$ 225,992,821	$ 225,992,821	$ 225,992,821	$ 225,992,821	$ 225,992,821
Holdings Count | Holding				196	196	196	196	196	196
Advisory Fees Paid, Amount				$ 0
InvestmentCompanyPortfolioTurnover				5.00%
Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Apple, Inc.	6.7%
Microsoft Corp.	6.3%
NVIDIA Corp.	5.9%
Amazon.com, Inc.	3.4%
Alphabet, Inc. Class A	3.3%
Alphabet, Inc. Class C	1.9%
Eli Lilly & Co.	1.8%
JPMorgan Chase & Co.	1.6%
Aon PLC Class A	1.4%
Exxon Mobil Corp.	1.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date	Jul. 31, 2024
C000234392
Shareholder Report [Line Items]
Fund Name						Disrupters ETF
No Trading Symbol [Flag]						true
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.nb.com/en/us/products/etfs/disrupters-etf?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number						800.877.9700
Additional Information Email						fundinfo@nb.com
Additional Information Website						https://www.nb.com/en/us/products/etfs/disrupters-etf?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disrupters ETF	$62	0.55%

Expenses Paid, Amount						$ 62
Expense Ratio, Percent						0.55%
Line Graph [Table Text Block]
	Disrupters ETF (at NAV) $12,331	Russell 3000® Index $12,863	Russell 1000® Growth Index $13,750	Russell Midcap® Growth Index $11,808	Russell 2000® Growth Index $11,476
4/6/22	$10,000	$10,000	$10,000	$10,000	$10,000
8/31/22	$8,090	$8,886	$8,624	$8,776	$9,134
8/31/23	$9,689	$10,197	$10,516	$9,917	$9,753
8/31/24	$12,331	$12,863	$13,750	$11,808	$11,476

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 4/6/22
Disrupters ETF (at NAV)	27.26%	9.10%
Disrupters ETF (at Market Price)	27.04%	9.08%
Russell 3000® Index	26.14%	11.03%
Russell 1000® Growth Index	30.75%	14.15%
Russell Midcap® Growth Index	19.07%	7.15%
Russell 2000® Growth Index	17.67%	5.89%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund since inception, including a comparison to a broad-based market index and additional indexes. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit https://www.nb.com/en/us/products/etfs/disrupters-etf?section=performance.

As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.65%/0.55% (before and after fee waiver, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

On July 24, 2024, the Fund began comparing its performance to the Russell 3000 Index in order to satisfy a change in regulatory requirements. The Russell 1000 Growth Index, Russell Midcap Growth Index and the Russell 2000 Growth Index will be maintained as additional indices as they show how the Fund’s performance compares to indices with characteristics that are more representative of the Fund’s investment strategy than the Russell 3000 Index.

Performance Inception Date							Apr. 06, 2022
AssetsNet				$ 19,368,005	$ 19,368,005	$ 19,368,005	$ 19,368,005	$ 19,368,005	$ 19,368,005
Holdings Count | Holding				26	26	26	26	26	26
Advisory Fees Paid, Amount						$ 80,198
InvestmentCompanyPortfolioTurnover						49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$19,368,005
Number of Portfolio Holdings	26
Portfolio Turnover Rate	49%
Total Investment Advisory Fees Paid	$80,198

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

NVIDIA Corp.	10.1%
Eli Lilly & Co.	5.3%
Intuitive Surgical, Inc.	5.3%
Tradeweb Markets, Inc. Class A	4.7%
Monolithic Power Systems, Inc.	4.5%
Advanced Micro Devices, Inc.	4.5%
Spotify Technology SA	4.3%
Amazon.com, Inc.	4.2%
Onto Innovation, Inc.	4.2%
ASML Holding NV	4.2%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date			Sep. 01, 2023
C000243704
Shareholder Report [Line Items]
Fund Name						Global Real Estate ETF
No Trading Symbol [Flag]						true
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.nb.com/en/us/products/etfs/global-real-estate-etf?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]						This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number						800.877.9700
Additional Information Email						fundinfo@nb.com
Additional Information Website						https://www.nb.com/en/us/products/etfs/global-real-estate-etf?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Real Estate ETF	$82	0.76%

Expenses Paid, Amount						$ 82
Expense Ratio, Percent						0.76%
Line Graph [Table Text Block]
	Global Real Estate ETF (at NAV) $15,384	MSCI All Country World Index (Net) $23,593	FTSE EPRA Nareit Developed Index (Net) $13,248
12/30/14	$10,000	$10,000	$10,000
8/31/15	$9,408	$9,533	$9,307
8/31/16	$10,959	$10,224	$10,920
8/31/17	$11,399	$11,974	$10,908
8/31/18	$11,967	$13,340	$11,507
8/31/19	$13,643	$13,303	$12,442
8/31/20	$13,168	$15,501	$10,740
8/31/21	$16,863	$19,940	$14,321
8/31/22	$14,374	$16,773	$11,897
8/31/23	$13,251	$19,113	$11,279
8/31/24	$15,384	$23,593	$13,248

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 12/30/14
Global Real Estate ETF (at NAV)	16.10%	2.43%	4.55%
Global Real Estate ETF (at Market Price)	16.17%	2.43%	4.55%
MSCI All Country World Index (Net)	23.44%	12.14%	9.27%
FTSE EPRA Nareit Developed Index (Net)	17.45%	1.26%	2.95%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund since inception, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Prior to the Fund's listing on the NYSE Arca on October 16, 2023, the Institutional Class net asset values ("NAV") of Neuberger Berman Global Real Estate Fund are used to represent both the NAV and market price return history of the Fund. The investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit https://www.nb.com/en/us/products/etfs/global-real-estate-etf?section=performance.

As stated in the Fund’s most recent prospectus, the estimated total annual operating expense ratios for fiscal year 2024 were 6.96%/0.75% (before and after expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

On July 24, 2024, the Fund began comparing its performance to the MSCI All Country World Index (Net) in order to satisfy a change in regulatory requirements. The FTSE EPRA Nareit Developed Index (Net) will be maintained as a secondary index as it shows how the Fund’s performance compares with the returns of other funds with similar investment strategies.

Performance Inception Date									Dec. 30, 2014
Material Change Date			Sep. 01, 2023
AssetsNet				$ 6,575,565	$ 6,575,565	$ 6,575,565	$ 6,575,565	$ 6,575,565	$ 6,575,565
Holdings Count | Holding				60	60	60	60	60	60
Advisory Fees Paid, Amount						$ 0
InvestmentCompanyPortfolioTurnover						58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$6,575,565
Number of Portfolio Holdings	60
Portfolio Turnover Rate	58%
Total Investment Advisory Fees Paid	$0

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

American Tower Corp.	5.1%
Equinix, Inc.	4.9%
Prologis, Inc.	4.5%
Public Storage	4.1%
AvalonBay Communities, Inc.	3.4%
Iron Mountain, Inc.	2.9%
Welltower, Inc.	2.9%
Simon Property Group, Inc.	2.8%
Sun Communities, Inc.	2.3%
SBA Communications Corp.	2.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/en/us/products/etfs/global-real-estate-etf?section=documents or upon request at 800.877.9700 or fundinfo@nb.com. Effective after the close of business on October 13, 2023, pursuant to an Agreement and Plan of Reorganization previously approved by the Board of Trustees, Neuberger Berman Global Real Estate Fund was reorganized into Neuberger Berman Global Real Estate ETF. Neuberger Berman Global Real Estate ETF has the same investment adviser, investment objective and fundamental investment policies and substantially similar principal investment strategies as its predecessor fund. In connection with the reorganization, the Fund's management fee changed to 0.60% of average net assets and its administration fee changed to 0.09% of average net assets and the contractual expense cap was changed to 0.74% of average net assets until 8/31/2027.

Material Fund Change Expenses [Text Block]
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/en/us/products/etfs/global-real-estate-etf?section=documents or upon request at 800.877.9700 or fundinfo@nb.com. Effective after the close of business on October 13, 2023, pursuant to an Agreement and Plan of Reorganization previously approved by the Board of Trustees, Neuberger Berman Global Real Estate Fund was reorganized into Neuberger Berman Global Real Estate ETF. Neuberger Berman Global Real Estate ETF has the same investment adviser, investment objective and fundamental investment policies and substantially similar principal investment strategies as its predecessor fund. In connection with the reorganization, the Fund's management fee changed to 0.60% of average net assets and its administration fee changed to 0.09% of average net assets and the contractual expense cap was changed to 0.74% of average net assets until 8/31/2027.

Accountant Change Date			Sep. 01, 2023
C000234393
Shareholder Report [Line Items]
Fund Name						Next Generation Connected Consumer ETF
No Trading Symbol [Flag]						true
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about the Fund for the period of September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.nb.com/en/us/products/etfs/next-generation-connected-consumer-etf?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number						800.877.9700
Additional Information Email						fundinfo@nb.com
Additional Information Website						https://www.nb.com/en/us/products/etfs/next-generation-connected-consumer-etf?section=documents
Expenses [Text Block]

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Next Generation Connected Consumer ETF	$57	0.55%

Expenses Paid, Amount						$ 57
Expense Ratio, Percent						0.55%
Line Graph [Table Text Block]
	Next Generation Connected Consumer ETF (at NAV) $9,576	MSCI All Country World Index (Net) $12,369
4/6/22	$10,000	$10,000
8/31/22	$7,908	$8,793
8/31/23	$8,943	$10,020
8/31/24	$9,576	$12,369

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 4/6/22
Next Generation Connected Consumer ETF (at NAV)	7.07%	(1.79)%
Next Generation Connected Consumer ETF (at Market Price)	6.91%	(1.63)%
MSCI All Country World Index (Net)	23.44%	9.24%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund since inception, including a comparison to a broad-based market index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit https://www.nb.com/en/us/products/etfs/next-generation-connected-consumer-etf?section=performance.

As stated in the Fund’s most recent prospectus, the total annual operating expense ratios for fiscal year 2023 were 0.66%/0.56% (before and after the fee waiver, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

Performance Inception Date							Apr. 06, 2022
AssetsNet				$ 5,744,797	$ 5,744,797	$ 5,744,797	$ 5,744,797	$ 5,744,797	$ 5,744,797
Holdings Count | Holding				36	36	36	36	36	36
Advisory Fees Paid, Amount						$ 30,341
InvestmentCompanyPortfolioTurnover						34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$5,744,797
Number of Portfolio Holdings	36
Portfolio Turnover Rate	34%
Total Investment Advisory Fees Paid	$30,341

Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

McDonald's Corp.	5.2%
State Street Institutional U.S. Government Money Market Fund Premier Class	5.0%
Philip Morris International, Inc.	4.8%
Home Depot, Inc.	4.7%
Carnival Corp.	4.6%
Spotify Technology SA	4.5%
Ulta Beauty, Inc.	4.2%
EssilorLuxottica SA	4.0%
T-Mobile U.S., Inc.	3.9%
Allstate Corp.	3.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date			Sep. 01, 2023
C000245650
Shareholder Report [Line Items]
Fund Name						Option Strategy ETF
No Trading Symbol [Flag]						true
Security Exchange Name						NYSEArca
Annual or Semi-Annual Statement [Text Block]						This annual shareholder report contains important information about the Fund for the period of November 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual						Annual Shareholder Report
Additional Information [Text Block]						You can find additional information about the Fund at https://www.nb.com/en/us/products/etfs/option-strategy-etf?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Material Fund Change Notice [Text Block]						This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number						800.877.9700
Additional Information Email						fundinfo@nb.com
Additional Information Website						https://www.nb.com/en/us/products/etfs/option-strategy-etf?section=documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Option Strategy ETF	$51	0.57%
Footnote	Description
Footnote*	Expenses for a full reporting period would be higher.

Expenses Paid, Amount						$ 51
Expense Ratio, Percent						0.57%
Line Graph [Table Text Block]
	Option Strategy ETF (at NAV) $17,998	S&P 500® Index $30,261	50% Cboe S&P 500 1-Wk PutWrite Index / 50% Cboe S&P 500 PutWrite Index $14,949
9/16/16	$10,000	$10,000	$10,000
8/31/17	$11,231	$11,740	$11,083
8/31/18	$11,918	$14,048	$11,724
8/31/19	$11,923	$14,459	$11,158
8/31/20	$12,848	$17,631	$10,970
8/31/21	$15,747	$23,125	$13,053
8/31/22	$14,408	$20,529	$12,251
8/31/23	$16,234	$23,802	$13,277
8/31/24	$17,998	$30,261	$14,949

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 9/16/16
Option Strategy ETF (at NAV)	10.87%	8.59%	7.66%
Option Strategy ETF (at Market Price)	10.92%	8.59%	7.66%
S&P 500® Index	27.14%	15.92%	14.92%
50% Cboe S&P 500 1-Wk PutWrite Index / 50% Cboe S&P 500 PutWrite Index	12.60%	6.03%	5.18%

The graph shows the change in value of a hypothetical $10,000 investment in the Fund since inception, including a comparison to a broad-based market index and an additional index. The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. Prior to the Fund's listing on the NYSE Arca on January 29, 2024, the Institutional Class net asset values per share ("NAV") of Neuberger Berman U.S. Equity Index PutWrite Strategy Fund are used to represent both the NAV and market price return history of the Fund. The investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit https://www.nb.com/en/us/products/etfs/option-strategy-etf?section=performance.

As stated in the Fund’s most recent prospectus, the estimated total annual operating expense ratios for fiscal year 2024 were 0.59%/0.56% (before and after any expense reimbursements and/or fee waivers, respectively). Absent any applicable expense reimbursements and/or fee waivers during certain periods, returns would have been lower.

On July 24, 2024, the Fund began comparing its performance to the S&P 500 Index in order to satisfy a change in regulatory requirements. A blended benchmark, which is composed of 50% Cboe S&P 500 One-Week PutWrite Index and 50% Cboe S&P 500 PutWrite Index, will be maintained as a secondary index as it shows how the Fund’s performance compares to an index with characteristics that are more representative of the Fund’s investment strategy than the S&P 500.

Performance Inception Date								Sep. 16, 2016
Material Change Date			Sep. 01, 2023
AssetsNet				$ 441,975,796	$ 441,975,796	$ 441,975,796	$ 441,975,796	$ 441,975,796	$ 441,975,796
Holdings Count | Holding				39	39	39	39	39	39
Advisory Fees Paid, Amount						$ 1,415,082
InvestmentCompanyPortfolioTurnover						39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$441,975,796
Number of Portfolio Holdings	39
Portfolio Turnover Rate	39%
Total Investment Advisory Fees Paid	$1,415,082

Holdings [Text Block]

Top Ten Options Exposure

(as a % of Total Notional Value of Put Options Written)

SPDR S&P 500 ETF Trust $559, due 09/27/24	22.6%
S&P 500 Index $5,595, due 09/20/24	11.7%
S&P 500 Index $5,570, due 09/06/24	8.5%
S&P 500 Index $5,450, due 09/13/24	7.8%
S&P 500 Index $5,425, due 09/13/24	6.9%
S&P 500 Index $5,605, due 09/20/24	6.3%
S&P 500 Index $5,515, due 09/06/24	5.0%
S&P 500 Index $5,580, due 09/06/24	4.3%
S&P 500 Index $5,535, due 09/13/24	4.3%
S&P 500 Index $5,540, due 09/13/24	4.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/en/us/products/etfs/option-strategy-etf?section=documents or upon request at 800.877.9700 or fundinfo@nb.com. Effective November 1, 2023, the Fund's fiscal year end changed from October 31 to August 31. Effective after the close of business on January 26, 2024, pursuant to an Agreement and Plan of Reorganization previously approved by the Board of Trustees (the "Board"), Neuberger Berman U.S. Equity Index PutWrite Strategy Fund was reorganized into Neuberger Berman Option Strategy ETF. Neuberger Berman Option Strategy ETF has the same investment adviser, investment objective and fundamental investment policies and substantially similar principal investment strategies as its predecessor fund. In connection with the reorganization, the Fund's management fee changed to 0.41% of average net assets and its administration fee changed to 0.09% of average net assets and the contractual expense cap was changed to 0.55% of average net assets until 8/31/2027. On March 28, 2024, the Board approved a change in distribution frequency for the Fund from quarterly and annually for net investment income and short-term realized gains, respectively, if any, to monthly, effective April 1, 2024.

Material Fund Change Expenses [Text Block]
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's prospectus, which is available at https://www.nb.com/en/us/products/etfs/option-strategy-etf?section=documents or upon request at 800.877.9700 or fundinfo@nb.com. Effective November 1, 2023, the Fund's fiscal year end changed from October 31 to August 31. Effective after the close of business on January 26, 2024, pursuant to an Agreement and Plan of Reorganization previously approved by the Board of Trustees (the "Board"), Neuberger Berman U.S. Equity Index PutWrite Strategy Fund was reorganized into Neuberger Berman Option Strategy ETF. Neuberger Berman Option Strategy ETF has the same investment adviser, investment objective and fundamental investment policies and substantially similar principal investment strategies as its predecessor fund. In connection with the reorganization, the Fund's management fee changed to 0.41% of average net assets and its administration fee changed to 0.09% of average net assets and the contractual expense cap was changed to 0.55% of average net assets until 8/31/2027. On March 28, 2024, the Board approved a change in distribution frequency for the Fund from quarterly and annually for net investment income and short-term realized gains, respectively, if any, to monthly, effective April 1, 2024.

C000248517
Shareholder Report [Line Items]
Fund Name					Small-Mid Cap ETF
No Trading Symbol [Flag]					true
Security Exchange Name					NYSEArca
Annual or Semi-Annual Statement [Text Block]					This annual shareholder report contains important information about the Fund for the period of March 20, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual					Annual Shareholder Report
Additional Information [Text Block]					You can find additional information about the Fund at https://www.nb.com/en/us/products/etfs/small-mid-cap-etf?section=documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.
Additional Information Phone Number					800.877.9700
Additional Information Email					fundinfo@nb.com
Additional Information Website					https://www.nb.com/en/us/products/etfs/small-mid-cap-etf?section=documents
Expenses [Text Block]

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Small-Mid Cap ETF	$33	0.73%
Footnote	Description
Footnote*	Expenses for a full reporting period would be higher.

Expenses Paid, Amount					$ 33
Expense Ratio, Percent					0.73%
Average Annual Return [Table Text Block]

Average Annual Total Returns

Key Fund Statistics

Net Assets	$198,527,867
Number of Portfolio Holdings	49
Portfolio Turnover Rate	12%
Total Investment Advisory Fees Paid	$257,882
Since Inception 3/20/24
Small-Mid Cap ETF (at NAV)	3.95%
Small-Mid Cap ETF (at Market Price)	3.92%
Russell 3000® Index	8.23%
Russell 2500™ Index	4.86%

The table does not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than their original cost. Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. Current performance may be lower or higher than the performance data quoted. For current performance, please visit https://www.nb.com/en/us/products/etfs/small-mid-cap-etf?section=performance.

As stated in the Fund’s most recent prospectus, the estimated total annual operating expense ratios for fiscal year 2024 were 0.87%/0.74% (before and after expense reimbursement and/or fee waiver, respectively). Absent any applicable expense reimbursement and/or fee waivers, returns would have been lower.

Performance Inception Date					Mar. 20, 2024
AssetsNet				$ 198,527,867	$ 198,527,867	$ 198,527,867	$ 198,527,867	$ 198,527,867	$ 198,527,867
Holdings Count | Holding				49	49	49	49	49	49
Advisory Fees Paid, Amount					$ 257,882
InvestmentCompanyPortfolioTurnover					12.00%
Holdings [Text Block]

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Fair Isaac Corp.	3.7%
Eagle Materials, Inc.	3.6%
Kirby Corp.	3.5%
Watsco, Inc.	3.0%
ITT, Inc.	3.0%
Tetra Tech, Inc.	2.9%
Ryan Specialty Holdings, Inc.	2.9%
RBC Bearings, Inc.	2.9%
Valmont Industries, Inc.	2.7%
Tyler Technologies, Inc.	2.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Change [Text Block]
Accountant Change Date		Mar. 20, 2024